Segment information - Schedule of Single Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Single Operating Segment [Abstract]
Revenue	$ 25,571,810	$ 26,664,602	$ 28,948,039
Cost of revenue	(19,086,439)	(19,805,055)	(21,205,463)
Selling and marketing expenses	(78,722)	(92,890)	(91,570)
General and administrative expenses	(866,333)	(758,620)	(1,444,858)
Interest expenses	(188,897)	(154,047)	(166,019)
Other expenses	(861,587)	(538,006)	(273,821)
Other income	104,012	188,305	156,997
Provision for income taxes	(1,420,141)	(1,534,791)	(1,636,306)
Net income	$ 3,173,703	$ 3,969,498	$ 4,286,999